Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Assets classified as held for sale (Details) - USD ($) $ in Millions		Jun. 30, 2024	Dec. 31, 2023
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Assets classified as held for sale		$ 1,692	$ 951
Liabilities directly associated with assets classified as held for sale	[1]	$ 857	$ 307

[1]	See Note 8 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.